Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash in hand	$ 90	$ 93
Funds in transit	4,631	45,108
Bank balances	113,477	132,789
Term deposits	11,683
Total	$ 129,881	$ 177,990